Significant restructuring transaction, mergers and acquisitions and investments	12 Months Ended
Mar. 31, 2019
Significant restructuring transaction, mergers and acquisitions and investments
Significant restructuring transaction, mergers and acquisitions and investments

4.Significant restructuring transaction, mergers and acquisitions and investments

Restructuring transaction

(a)         2014 restructuring of the relationship with Ant Financial and Alipay and 2018 amendments

In August 2014, the Company entered into a share and asset purchase agreement (the “2014 SAPA”), and entered into or amended certain ancillary agreements including an amendment and restatement of the intellectual property license agreement with Alipay (the “2014 IPLA”). Pursuant to these agreements, the Company restructured its relationships with Ant Financial and Alipay.

As of August 2014, the fair value of the restructured arrangement exceeded the fair value of the pre-existing arrangement with Ant Financial by RMB1.3 billion. As Ant Financial was controlled by a director and major shareholder of the Company, the excess value provided to the Company in this related party transaction was accounted for as an equity contribution by the shareholder in the statement of changes in shareholders’ equity. Given the nature of this transaction, the corresponding asset representing the excess value receivable by the Company was accounted for as a restructuring reserve in equity and amortized as an expense in the consolidated income statements over the expected term of the restructured arrangement which is estimated to be five years. The amortization of the excess value of RMB264 million, RMB264 million and RMB264 million were recorded in other income, net in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, respectively (Note 6).

In February 2018, the Company amended both the 2014 SAPA (the amended version of which is referred to as the “2018 SAPA”) and the Alipay commercial agreement, and agreed with Ant Financial and certain other parties on forms of certain ancillary agreements, including an amendment and restatement of the 2014 IPLA (“the 2018 IPLA”). The 2018 SAPA and amendment to the Alipay commercial agreement were entered into to facilitate the planned acquisition of a 33% equity interest in Ant Financial, and the forms of certain ancillary agreements will be entered into and/or become effective upon the closing of the acquisition of this equity interest.

Apart from the amended provisions described below, the key terms of the agreements with Ant Financial and Alipay from the 2014 restructuring remain substantially unchanged.

2014 SAPA and 2018 SAPA

Sale of SME loan business and certain other assets

Pursuant to the 2014 SAPA, the Company agreed to sell certain securities and assets primarily relating to the SME loan business and other related services to Ant Financial for an aggregate cash consideration of RMB3,219 million. The sale was completed in February 2015. In addition, pursuant to software system use and service agreements relating to the know-how and related intellectual property that we agreed to sell together with the SME loan business and related services, the Company will receive annual fees (the “SME Annual Fee”) for a term of seven years. These SME Annual Fees, which are recognized as other revenue, are determined as follows: for calendar years 2015 to 2017, the entities operating the SME loan business paid an annual fee equal to 2.5% of the average daily balance of the SME loans provided by these entities, and in calendar years 2018 to 2021, these entities will pay an annual fee equal to the amount of the fees paid in calendar year 2017. The Company accounts for the SME Annual Fee in the periods when the services are provided, where the payments are expected to approximate the estimated fair values of the services provided. The SME Annual Fee of RMB847 million, RMB956 million and RMB954 million were recorded in revenue in the consolidated financial statements for the years ended March 31, 2017, 2018 and 2019, respectively (Note 21).

Planned issuance of equity interest

Pursuant to the 2014 SAPA, the Company is entitled to receive up to 33% equity interest in Ant Financial under certain circumstances. To facilitate the acquisition of equity interest in Ant Financial contemplated under the 2014 SAPA, the 2018 SAPA provides that Ant Financial will issue new securities to the Company representing a 33% equity interest in Ant Financial, subject to the receipt of the necessary PRC regulatory approvals and the satisfaction of other conditions set forth in the 2018 SAPA.

Under the 2014 SAPA and the 2018 SAPA, the consideration to acquire the 33% equity interest in Ant Financial will be fully funded by payments from Ant Financial and its subsidiaries to the Company in consideration for certain intellectual property and assets that the Company will transfer upon the issuance of the equity interest. The consideration is determined based on the fair value of the underlying assets. The Company currently estimates the total consideration for the acquisition of the 33% equity interest in Ant Financial will be approximately RMB12.2 billion before deducting expenses in connection with the transfers and share subscription. The large majority of the intellectual property and assets to be transferred as part of these arrangements was previously planned to be transferred to Ant Financial pursuant to the 2014 SAPA. Ant Financial may elect to defer certain offshore transfer payments, in which case the Company’s obligations to pay corresponding consideration for the equity issuance will also be deferred. If the Company has made all its outstanding equity issuance consideration payments at a time when Ant Financial has not made all corresponding transfer payments to the Company, Ant Financial or its subsidiaries will issue interest-bearing promissory notes to the Company. In any event, Ant Financial must complete all outstanding transfer payments to the Company, by the earlier of (i) the first anniversary of an Ant Financial IPO meeting certain minimum criteria for a qualified IPO set forth in the 2018 SAPA (a “Qualified IPO”), and (ii) the fifth anniversary of the issuance of the equity interest.

Upon the issuance of the equity interest, the Company will enter into the 2018 IPLA and the Profit Share Payments under the 2014 IPLA will automatically terminate.

Removal of liquidity event payment obligation

Under the 2014 SAPA, in the event of a qualified IPO of Ant Financial or Alipay, if the Company had not acquired equity interest in Ant Financial prior to the closing of such IPO, the Company was entitled, at its election, to receive a one-time liquidity event payment equal to 37.5% of the equity value, immediately prior to the qualified IPO. If the Company had acquired the equity interest in Ant Financial, but in an aggregate amount less than 33%, the percentage of Ant Financial’s equity value used to calculate this liquidity event payment would be adjusted proportionately. In lieu of receiving the liquidity event payment, the Company could instead elect to receive the Profit Share Payments under the 2014 IPLA described below in perpetuity, subject to the receipt of regulatory approvals. If the Company so elected, in connection with the qualified IPO, Ant Financial would have been required to use its commercially reasonable efforts to obtain these regulatory approvals. If these approvals were not obtained, then Ant Financial would have been obligated to pay the Company the liquidity event payment described above.

The 2018 SAPA no longer provides for this liquidity event payment, as the Company has agreed to acquire the entire 33% equity interest in Ant Financial upon the equity issuance.

Regulatory unwind and long-stop date

The 2018 SAPA provides that, if a relevant governmental authority prohibits the Company from owning all or a portion of its equity interest in Ant Financial after the equity issuance has occurred through enactment of a law, rule or regulation, or explicitly requires Ant Financial to redeem this equity interest, and the prohibition or request is not subject to appeal and cannot otherwise be resolved, then to the extent necessary, Ant Financial will redeem the equity interest; the related intellectual property and asset transfers, and ancillary transactions under the 2018 SAPA will be unwound; and the terms of the 2014 SAPA, the 2014 IPLA, and other related agreements will be restored, including the prior Profit Share Payments and liquidity event payment terms discussed above. If there is a partial unwind where the Company retains a portion of its equity interest in Ant Financial, but less than the full 33%, then pursuant to the terms of the 2014 SAPA and the 2014 IPLA, the prior Profit Share Payments arrangement and liquidity event payment amount will be proportionately reduced based on the amount of equity interest retained by the Company.

Similarly, if a governmental authority prohibits the equity issuance through enactment of a law, rule or regulation, and the prohibition is not subject to appeal and cannot otherwise be resolved, or if the equity issuance has not occurred by the first anniversary of the establishment of a PRC subsidiary to acquire the relevant equity interest, which time period may be extended in certain circumstances, then the 2018 SAPA and related agreements will terminate, and the 2014 SAPA and other related agreements will come back into effect.

Pre-emptive rights

As was the case under the 2014 SAPA, under the 2018 SAPA, following the receipt of equity interest in Ant Financial, the Company will have pre-emptive rights to participate in other issuances of equity securities by Ant Financial and certain of its affiliates prior to the time of a Qualified IPO of Ant Financial. These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company held in Ant Financial immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights the Company is also entitled to receive certain payments from Ant Financial, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the 2018 SAPA, in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution.

Corporate governance provisions

Under the 2018 SAPA, upon the issuance of the equity interest, in addition to an independent director, the Company will have the right to nominate two officers or employees of the Company for election to the board of Ant Financial. In each case, these director nomination rights will continue unless required to be terminated by applicable laws and regulations or listing rules in connection with an Ant Financial Qualified IPO process or the Company ceases to own a certain amount of its post-issuance equity interests in Ant Financial.

In connection with the 2018 SAPA, the Company also agreed on the form of the 2018 IPLA, agreed to certain revisions to the previously-agreed form of cross license agreement, and agreed on new forms of various intellectual property transfer agreements to be entered into in connection with, and to implement, the contemplated intellectual property and asset transfers.

2014 IPLA and 2018 IPLA

2014 IPLA

Under the 2014 IPLA, the Company  receives, in addition to a software technology service fee, royalty streams related to Alipay and other current and future businesses of Ant Financial (collectively, the “Profit Share Payments”). The Profit Share Payments are paid at least annually and equal the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial, subject to certain adjustments. The expense reimbursement represents the reimbursement for the costs and expenses incurred by the Company in the provision of software technology services. The Company accounts for the Profit Share Payments in the periods when the services are provided, where the payments are expected to approximate the estimated fair values of the services provided. In addition, if the Company acquires any equity interest in Ant Financial, the Profit Share Payments will also be reduced in proportion to the equity issuances made to the Company. The Profit Share Payments will be terminated upon the issuance of the 33% equity interest by Ant Financial.

Income in connection with the Profit Share Payments, net of costs incurred by the Company, of RMB2,086 million, RMB3,444 million and RMB517 million, was recorded in other income, net in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, respectively (Notes 6 and 21).

2018 IPLA

Pursuant to the 2018 SAPA, the Company, Ant Financial and Alipay agreed to enter into the 2018 IPLA upon the closing of the planned acquisition of a 33% equity interest in Ant Financial, at which time the Company will also transfer certain intellectual property and assets to Ant Financial and its subsidiaries and the current arrangement of Profit Share Payments will immediately terminate.

The 2018 IPLA will terminate upon the earliest of:

•	the full payment of all pre-emptive rights funded payments under the 2018 SAPA;
•	the closing of a Qualified IPO of Ant Financial or Alipay; and
•	the transfer to Ant Financial of intellectual property the Company owns that is exclusively related to the business of Ant Financial.

The 2018 amendments are effective subject to the receipt of the necessary PRC regulatory approvals and the satisfaction of other conditions set forth in the 2018 SAPA.

Mergers and acquisitions

(b)          Acquisition of Alibaba Pictures Group Limited (“Alibaba Pictures”)

Alibaba Pictures, a company that is listed on the Hong Kong Stock Exchange (“HKSE”), is an Internet-driven integrated platform that covers content production, promotion and distribution, IP licensing and integrated management, cinema ticketing management and data services for the entertainment industry. In June 2014, the Company initially acquired a controlling equity interest in Alibaba Pictures. In June 2015, following a financing transaction that diluted the Company’s shareholding from a controlling interest to a minority investment, the Company deconsolidated the financial results of Alibaba Pictures and accounted for the investment in the remaining equity interest under the equity method. A gain of RMB24,734 million arising from the revaluation of the Company’s remaining equity interest was recognized in the consolidated income statement for the year ended March 31, 2016. In December 2017, the Company determined that the decline in the market value against the carrying value of this investment was other-than-temporary and an impairment charge of RMB18,116 million was recorded in share of results of equity investees in the consolidated income statement for the year ended March 31, 2018 (Note 13).

In March 2019, the Company subscribed for newly issued ordinary shares of Alibaba Pictures for a cash consideration of Hong Kong Dollar (“HK$”)1,250 million (RMB1,069 million). Upon the completion of the transaction, the Company’s equity interest in Alibaba Pictures increased from approximately 49% to approximately 51%, and Alibaba Pictures became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	11,032
Amortizable intangible assets (ii)
User base and customer relationships	2,269
License	934
Developed technology and patents	533
Trade names, trademarks and domain names	221
Goodwill	20,052
Deferred tax liabilities	(844)
Noncontrolling interests (iii)	(16,899)
Total	17,298

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	1,069
- fair value of previously held equity interests	16,229
Total	17,298

(i)	Net assets acquired primarily included cash, cash equivalents and short-term investments of RMB4,444 million and investment securities of RMB4,365 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 11.3 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

A gain of RMB5,825 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests was estimated with reference to the market price per share as of the acquisition date.

The Company expected greater integration and synergies between Alibaba Pictures and the Company’s related businesses on both content production and distribution to deliver high-quality entertainment experiences for consumers in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Alibaba Pictures and the Company, the assembled workforce and their knowledge and experience in the digital media and entertainment sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

(c)  Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”)

Ele.me

Ele.me is a leading on-demand delivery and local services platform in the PRC. In March 2016, the Company and Ant Financial completed a portion of the subscription for newly issued preferred shares in Ele.me through a joint investment vehicle, based on a total combined commitment of US$1,250 million, of which the Company’s total commitment was US$900 million (RMB5,891 million). The Company paid a cash consideration of US$540 million (RMB3,512 million) for the initial subscription in March 2016, and the remaining committed balance of US$360 million (RMB2,394 million) was settled in cash in August 2016. After the initial subscription, the effective equity interest in Ele.me held by the Company was approximately 20% on a fully diluted basis. In April and August 2017, the joint investment vehicle completed additional investments in newly issued preferred shares in Ele.me for a total investment amount of US$1,200 million (RMB8,090 million), of which the Company’s investment was US$864 million (RMB5,824 million). As a result, the Company’s effective equity interest in Ele.me increased to approximately 27% on a fully diluted basis. The investment was accounted for under the cost method (Note 13) for the years ended March 31, 2017 and 2018. Upon the adoption of ASU 2016-01, the investment is accounted for using the measurement alternative (Note 11).

In May 2018, the joint investment vehicle completed the acquisition of all outstanding shares of Ele.me that it did not already own at a consideration of US$5,482 million (RMB34,923 million). Upon the completion of the acquisition, Ele.me became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net liabilities assumed (i)	(6,327)
Amortizable intangible assets (ii)
User base and customer relationships	13,702
Trade names, trademarks and domain names	5,764
Non-compete agreements	4,188
Developed technology and patents	1,415
Goodwill	34,572
Deferred tax liabilities	(481)
Noncontrolling interests (iii)	(5,015)
Total	47,818

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	30,133
‑ contingent cash consideration (iv)	4,790
‑ fair value of previously held equity interests	12,895
Total	47,818

(i)	Net liabilities assumed primarily included payables to merchants and other logistics providers of RMB4,259 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding ten years and a weighted-average amortization period of 5.8 years.
(iii)	Fair value of the noncontrolling interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.
(iv)	The amount is payable contingent upon the satisfaction of certain non-compete provisions by the respective selling equity holders, and will not exceed RMB4,790 million.

A gain of RMB1,657 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.

The Company expected that the acquisition will deepen Ele.me’s integration into the Company’s digital economy and advance the Company’s New Retail strategy to provide a seamless online and offline consumer experience in the local consumer services sector. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Ele.me and the Company, the assembled workforce and their knowledge and experience in the local consumer services sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

Koubei

Koubei is one of the PRC's leading restaurant and local services guide platforms for in-store consumption. In 2015, the Company and Ant Financial set up Koubei, a joint venture in which the Company and Ant Financial each held a 49.6% equity interest, while an unrelated third party affiliated with a major Chinese establishment held the remaining minority equity interests. The capital injection from the Company included cash of RMB3.0 billion as well as the injection of certain related businesses. The injection of cash and businesses was completed as of March 31, 2017. A gain of RMB128 million, approximating the fair value of the businesses being injected, was recognized in relation to the contribution of the businesses in interest and investment income, net in the consolidated income statement for the year ended March 31, 2017. The investment was accounted for under the equity method (Note 13).

In January 2017, Koubei issued preferred equity interests to unrelated third parties, and the Company’s equity interest in Koubei was diluted to approximately 38% on a fully diluted basis.

Integration of Ele.me and Koubei

In December 2018, the Company completed the integration of Ele.me and Koubei under a newly established holding company and paid a cash consideration of US$465 million (RMB3,196 million) in connection with the integration. Immediately prior to the integration, the Company held an approximately 90% equity interest in Ele.me and an approximately 38% equity interest in Koubei on a fully diluted basis. Upon the completion of the integration, the Company held an approximately 72% equity interest in this new holding company (“Local Services Holdco”) which owns substantially all of the equity interest in Ele.me and Koubei, resulting in an effective controlling equity interest held by the Company in each of Ele.me and Koubei. Upon the completion of the integration, the Company’s effective equity interest in Ele.me decreased, resulting in an increase in noncontrolling interests and additional paid-in capital amounting to RMB6,715 million and RMB7,515 million, respectively.

Upon the completion of the integration, Koubei became a consolidated subsidiary of the Company. The allocation of the purchase price as of the date of acquisition of Koubei is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	3,534
Amortizable intangible assets (ii)
User base and customer relationships	18,330
Trade names, trademarks and domain names	1,158
Developed technology and patents	322
Goodwill	36,544
Deferred tax liabilities	(2,372)
Noncontrolling interests (iii)	(17,682)
Total	39,834

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	3,196
‑ non-cash consideration	14,648
‑ fair value of previously held equity interests	21,990
Total	39,834

(i)	Net assets acquired primarily included cash and cash equivalents of RMB4,475 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 6.3 years.
(iii)

Fair value of the noncontrolling interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

A gain of RMB21,990 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

The Company expected that its commerce platform technology, know-how and infrastructure will deliver consumer insights and digitized operational solutions to empower local merchants on the Koubei platform. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Koubei and the Company, the assembled workforce and their knowledge and experience in the local consumer services sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

Subsequent to the integration, the Company acquired additional equity interest in Local Services Holdco for a cash consideration of US$1,905 million (RMB13,082 million) in December 2018. Other investors, including SoftBank, also acquired equity interests in Local Services Holdco. As a result, noncontrolling interests increased by RMB3,216 million.

In May 2019, the Company subscribed for additional equity interest in Local Services Holdco for a cash consideration of US$450 million.

(d)   Acquisition of DSM Grup Danışmanlık İletişim ve Satış Ticaret A.Ş. (“Trendyol”)

Trendyol is one of the leading online fashion retailers in Turkey. In July 2018, the Company acquired an approximately 85% equity interest in Trendyol for a cash consideration of US$728 million (RMB4,980 million). In connection with the transaction, the Company also entered into an agreement with the founders of Trendyol, allowing them to acquire additional equity interests in Trendyol from the Company or sell a portion of their equity interests in Trendyol to the Company in the future.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,009
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	660
User base and customer relationships	388
Developed technology and patents	30
Goodwill	3,938
Deferred tax liabilities	(228)
Noncontrolling interests (iii)	(817)
Total	4,980

(i)	Net assets acquired primarily included cash and cash equivalents of RMB1,206 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 12.5 years.
(iii)

Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date, adjusted for a discount for control premium, and includes the fair value of an option granted to the founders of Trendyol to acquire additional interests in Trendyol from the Company as of the date of acquisition.

The acquisition of Trendyol underscored the Company’s commitment to international expansion. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Trendyol and the Company, the assembled workforce and their knowledge and experience in e-commerce. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In December 2018, the Company purchased additional equity interests in Trendyol for a cash consideration of US$2 million (RMB16 million). The transaction resulted in a reduction of noncontrolling interests amounting to RMB14 million. Upon the completion of the transaction, the Company’s equity interest in Trendyol remained at approximately 85%.

(e)  Acquisition of Kaiyuan Commerce Co., Ltd. (“Kaiyuan”)

Kaiyuan is one of the leading department store operators in the northwestern part of the PRC.  In April 2018, the Company acquired a 100% equity interest in Kaiyuan for a cash consideration of RMB3,362 million.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	2,750
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	203
Goodwill	1,047
Deferred tax liabilities	(638)
Total	3,362

(i)	Net assets acquired primarily included property and equipment of RMB3,458 million and bank borrowings of RMB651 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods of ten years.

The Company expected that Kaiyuan will complement the Company’s New Retail initiatives to reengineer the fundamentals of retail operations and transform the retail landscape. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Kaiyuan and the Company, the assembled workforce and their knowledge and experience in the retail business in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

(f)   Acquisition of Cainiao Smart Logistics Network Limited (“Cainiao Network”)

Cainiao Network operates a logistics data platform which leverages the capacity and capabilities of logistics partners to offer domestic and international one-stop-shop logistics services and supply chain management solutions, fulfilling various logistics needs of merchants and consumers at scale. It uses data insights and technology to improve efficiency across the logistics value chain. The Company previously held an approximately 47% equity interest in Cainiao Network. The investment was accounted for under the equity method.

In October 2017, the Company completed the subscription for newly issued ordinary shares of Cainiao Network for a cash consideration of US$803 million (RMB5,322 million). Following the completion of the transaction, the Company’s equity interest in Cainiao Network increased to approximately 51% and Cainiao Network became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	23,937
Amortizable intangible assets (ii)
User base and customer relationships	9,344
Trade names, trademarks and domain names	4,965
Developed technology and patents	459
Goodwill	32,418
Deferred tax assets	920
Deferred tax liabilities	(5,197)
Noncontrolling interests (iii)	(33,189)
Total	33,657

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	5,322
‑ fair value of previously held equity interests	28,335
Total	33,657

(i)	Net assets acquired primarily included the cash consideration of RMB5,322 million, property and equipment of RMB15,144 million and bank borrowings of RMB5,288 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 16 years and a weighted-average amortization period of 14.3 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date.

A gain of RMB22,442 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. The fair value of the previously held equity interests was estimated based on the purchase price per share of Cainiao Network as of the acquisition date.

The Company expected that the acquisition of control over Cainiao Network will help enhance the overall logistics experience for consumers and merchants across the Company’s digital economy, and enable greater efficiencies and lower costs in the logistics sector in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Cainiao Network and the Company, the assembled workforce and their knowledge and experience in the logistics sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

(g)   Acquisition of Intime Retail (Group) Company Limited (“Intime”)

Intime is one of the leading department store operators in the PRC that was previously listed on the HKSE. The Company owned a 9.9% equity interest in Intime which was accounted for as an available-for-sale security and subscribed for a convertible bond which was accounted for under the fair value option and recorded under investment securities.

In June 2016, the Company completed the conversion of all of the convertible bond that the Company previously subscribed for into newly issued ordinary shares of Intime, at a conversion price of HK$7.13 per share. Upon the completion of the conversion, the Company’s equity interest in Intime increased to approximately 28% and the investment was accounted for under the equity method. The sum of the market value of the previously held equity interests in Intime and the fair value of the convertible bond on the date of conversion, amounting to RMB4,758 million, was recognized as the cost of investment under the equity method upon the completion of the conversion. Out of this amount, RMB250 million was allocated to amortizable intangible assets, RMB426 million was allocated to deferred tax liabilities and RMB4,934 million was allocated to net assets acquired.

In May 2017, the Company and the founder of Intime completed the privatization of Intime, upon which all of the issued and outstanding shares of Intime that the Company, the founder of Intime and certain other shareholders did not own were cancelled in exchange for a payment of HK$10.00 per share in cash. The Company paid a cash consideration of HK$12,605 million (RMB11,131 million) in the privatization. Upon the completion of the privatization, the Company increased its shareholding in Intime to approximately 74% and Intime became a consolidated subsidiary of the Company. Following the completion of the privatization, the listing of the shares of Intime on the HKSE was withdrawn.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	20,920
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	1,131
User base and customer relationships	72
Developed technology and patents	16
Goodwill	4,757
Deferred tax liabilities	(2,790)
Noncontrolling interests (iii)	(6,301)
Total	17,805

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	11,131
- fair value of previously held equity interests	6,674
Total	17,805

(i)	Net assets acquired primarily included property and equipment of RMB23,492 million and bank borrowings of RMB4,110 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding eleven years and a weighted-average amortization period of 10.1 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price of HK$10.00 per share in the privatization.

A gain of RMB1,861 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. The fair value of the previously held equity interests was estimated with reference to the purchase price of HK$10.00 per share in the privatization.

The Company expected Intime to support its strategy to transform conventional retail by leveraging its substantial consumer reach, rich data and technology. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Intime and the Company, the assembled workforce and their knowledge and experience in the retail business in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In February 2018 and October 2018, the Company purchased additional ordinary shares of Intime from certain minority shareholders for a cash consideration of HK$6,712 million (RMB5,428 million) and HK$203 million (RMB180 million), respectively, which resulted in a reduction of noncontrolling interests amounting to RMB5,854 million and RMB162 million during the years ended March 31, 2018 and 2019, respectively. Upon the completion of the purchase of additional ordinary shares in October 2018, the Company’s equity interest in Intime increased to approximately 99%.

(h)   Acquisition of Youku Tudou Inc. (“Youku”)

Youku is one of the largest online video platforms in the PRC that was previously listed on the New York Stock Exchange (“NYSE”). In April 2016, the Company completed an acquisition of all of the issued and outstanding shares of Youku that the Company or Yunfeng, which is comprised of certain investment funds the general partner of which the executive chairman of the Company has equity interests in, did not previously own, at a purchase price of US$27.60 per American Depositary Share (“ADS”). Following the completion of the transaction, the Company held an approximately 98% equity interest in Youku. As a result, Youku became a consolidated subsidiary of the Company, with Yunfeng holding an approximately 2% noncontrolling interests. The listing of the ADS of Youku on the NYSE was withdrawn upon the closing of the transaction.

The cash consideration of US$4,443 million (RMB28,724 million) was paid upon the closing of the transaction. The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	5,923
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	4,047
User base and customer relationships	284
Developed technology and patents	143
Others	175
Goodwill	26,395
Deferred tax assets	73
Deferred tax liabilities	(1,167)
Noncontrolling interests (iii)	(773)
Total	35,100

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	28,724
- fair value of previously held equity interests	6,376
Total	35,100

(i)

Net assets acquired primarily included cash and cash equivalents and short-term interest-bearing deposits with total balance of RMB5,857 million and licensed copyrights of RMB703 million as of the date of acquisition.

(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 20 years and a weighted-average amortization period of 17.4 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

A gain of RMB518 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2017. The fair value of the previously held equity interests was estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

Youku is a core part of the Company’s strategy to offer digital entertainment to consumers in the Company’s digital economy, thereby strengthening user engagement and loyalty as well as enabling a new marketing channel for the merchants and brands in the Company’s digital economy. Further, Youku created additional revenue sources for the Company from advertising and membership subscriptions. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Youku and the Company, the assembled workforce and their knowledge and experience in the digital entertainment business. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

Subsequent to the completion of the transaction and as a resolution to negotiations with certain former management members and shareholders of Youku with respect to an option to purchase up to 15% of its equity, the Company issued 1.3 million ordinary shares (before the Share Subdivision as detailed in Note 2(a)) and 3.4 million restricted share units of the Company to certain former management members and shareholders in April 2017. An expense of RMB994 million relating to the 1.3 million ordinary shares (before the Share Subdivision as detailed in Note 2(a)) issued was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. The 3.4 million restricted share units contain vesting conditions pursuant to a non-compete agreement that was entered into by the Company and a former management member of Youku in April 2017 (Note 15).

In December 2017, the Company made a capital injection of US$132 million (RMB870 million) in Youku, which resulted in a reduction of noncontrolling interests. As of March 31, 2019, the Company owned 100% of the equity interests in Youku.

(i)   Acquisition of Lazada Group S.A. (“Lazada”)

Lazada operates a leading e-commerce platform across Southeast Asia, with local language websites and mobile apps in Indonesia, Malaysia, the Philippines, Singapore, Thailand and Vietnam. In April 2016, the Company completed an acquisition of an approximately 54% equity interest in Lazada for a cash consideration of US$1,020 million (RMB6,607 million). Lazada became a consolidated subsidiary of the Company after the completion of the transaction.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	2,874
Amortizable intangible assets (i)
User base and customer relationships	2,014
Non-compete agreements	959
Trade names, trademarks and domain names	292
Developed technology and patents	79
Goodwill	5,216
Deferred tax assets	616
Deferred tax liabilities	(1,027)
Noncontrolling interests (ii)	(4,416)
Total	6,607

(i)	Acquired amortizable intangible assets had estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(ii)

Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date. The noncontrolling interests is classified as mezzanine equity due to certain put and call arrangements with other Lazada shareholders.

Lazada offers merchants and brands a one-stop marketplace solution to access consumers in the six countries. Lazada also sells products on its platforms directly via its own retail operations. In addition, it has an in-house logistics operation, which is supported by the highly scalable warehouse management system, to ensure quick and reliable order fulfillment. The Company believed that Lazada will be the vehicle for expansion into the Southeast Asia consumer market, including potential cross-border opportunities to introduce Chinese merchants and international brands to Southeast Asian consumers. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Lazada and the Company, the assembled workforce and their knowledge and experience in e-commerce in Southeast Asia. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

During the year ended March 31, 2018, the Company purchased additional equity interest in Lazada for a cash consideration of US$1,016 million (RMB6,877 million), as a result of the partial exercise of the put and call arrangement with minority shareholders. In addition, the Company made capital injections amounting to US$483 million (RMB3,124 million) and US$770 million (RMB5,222 million) into Lazada during the years ended March 31, 2018 and 2019, respectively. The Company also acquired additional equity interest held by certain management members and employees of Lazada for a total consideration of US$87 million (RMB578 million) and US$20 million (RMB133 million) for the same periods, respectively. These transactions resulted in a reduction of noncontrolling interests amounting to RMB1,681 million and an addition of RMB400 million during the years ended March 31, 2018 and 2019, respectively. Upon the completion of these transactions, the Company’s equity interest in Lazada was approximately 92%.

In April 2019 and June 2019, the Company made additional capital injections amounting to US$300 million, which resulted in a further increase in the Company’s equity interest in Lazada.

(j) Other acquisitions

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Net assets (liabilities)	2,315	(58)	2,133
Identifiable intangible assets	2,903	411	2,560
Deferred tax liabilities	(412)	(60)	(545)
	4,806	293	4,148
Noncontrolling interests and mezzanine equity	(8,365)	(77)	(2,993)
Net identifiable (liabilities) assets	(3,559)	216	1,155
Goodwill	11,797	618	6,465
Total purchase consideration	8,238	834	7,620
Fair value of previously held equity interests	(1,169)	(133)	(1,778)
Purchase consideration settled	(6,602)	(575)	(5,053)
Contingent/deferred consideration as of year end	467	126	789

Total purchase consideration is comprised of:
- cash consideration	7,069	701	5,842
- fair value of previously held equity interests	1,169	133	1,778
Total	8,238	834	7,620

In relation to the revaluation of previously held equity interests, the Company recognized a gain of RMB252 million, RMB133 million and RMB715 million in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, respectively, for the other acquisitions that constitute business combinations.

Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, either individually or in aggregate.

Equity investments and others

(k)  STO Express Co., Ltd. (“STO Express”)

STO Express, a company that is listed on the Shenzhen Stock Exchange, is one of the leading express delivery services companies in the PRC. In March 2019, the Company made a loan to the controlling shareholder of STO Express with a principal amount of RMB5.0 billion for a term of three years. The controlling shareholder of STO Express has pledged a portion of its equity interest in STO Express in relation to the loan. The loan is accounted for at amortized cost and is recorded under investment securities (Note 11) on the consolidated balance sheets.

In addition, the Company entered into a share purchase agreement to acquire a 49% equity interest in an investment vehicle to be established by the controlling shareholder, which will hold a 29.9% equity interest in STO Express for a cash consideration of RMB4.7 billion. The completion of this transaction is subject to customary closing conditions.

(l)  Investment in Focus Media Information Technology Co., Ltd. (“Focus Media”)

Focus Media, a company that is listed on the Shenzhen Stock Exchange, operates a media network for advertisements, including within cinemas, and advertising posters and displays in elevators of office and residential buildings. During the year ended March 31, 2019, the Company acquired a total equity interest of approximately 7% in Focus Media for a cash consideration of approximately RMB10.7 billion. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 11). New Retail Strategic Opportunities Fund, L.P. (the “Offshore Retail Fund”) (Note 4(n)) is also an investor in this transaction.

The Company has also entered into an agreement with Hangzhou Hanyun Xinling Equity Investment Fund (the “Onshore Retail Fund”) (Note 4(n)) under which the Onshore Retail Fund will participate in the gain and loss related to a certain portion of the equity interest in Focus Media held by the Company. The arrangement is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

In addition, the Company agreed to acquire a 10% equity interest of an entity controlled by the founder and chairman of Focus Media, which holds an approximately 23% equity interest in Focus Media, for a cash consideration of US$511 million (RMB3,429 million). This transaction has not been completed as of March 31, 2019. Such arrangement is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

(m)   Investment in PT Tokopedia (“Tokopedia”)

Tokopedia operates one of the leading e-commerce platforms in Indonesia. During the year ended March 31, 2018, the Company completed a minority investment in existing and newly issued preferred shares of Tokopedia for a total cash consideration of US$445 million (RMB2,920 million). In connection with the initial investment, the Company also agreed to subscribe for up to US$500 million in additional preferred shares of Tokopedia at the then fair market value if so elected by Tokopedia during a 24-month period after the completion of the initial investment. Pursuant to the agreement, the Company acquired additional newly issued preferred shares of Tokopedia for a total cash consideration of US$500 million (RMB3,443 million) in December 2018. Upon the completion of this investment, the Company held an approximately 29% equity interest in Tokopedia on a fully diluted basis. SoftBank is also an existing shareholder of Tokopedia. The preferred shares are not considered in-substance common stock given that the shares contain certain terms such as liquidation preference over ordinary shares. As a result, such investment was accounted for under the cost method (Note 13) for the year ended March 31, 2018. Upon the adoption of ASU 2016-01, the investment is accounted for using the measurement alternative (Note 11).

(n)  Investments in Hangzhou Hanyun Xinling Equity Investment Fund Partnership (the “Onshore Retail Fund”) and New Retail Strategic Opportunities Fund, L.P. (the “Offshore Retail Fund”)

The Onshore Retail Fund and the Offshore Retail Fund were set up to raise capital to invest in retail related businesses in the PRC and internationally, respectively. The Company is able to exercise significant influence over the investment decisions in both funds. In August 2017 and January 2018, the Company made a commitment to invest RMB1.6 billion and US$200 million in the Onshore Retail Fund and the Offshore Retail Fund, relating to which the Company has funded RMB462 million and RMB922 million to the Onshore Retail Fund as of March 31, 2018 and 2019, respectively; and US$77 million and US$78 million to the Offshore Retail Fund as of March 31, 2018 and 2019, respectively. As of March 31, 2019, the Company held an approximately 20% equity interest in the Onshore Retail Fund and an approximately 10% equity interest in the Offshore Retail Fund. The investments are accounted for under the equity method (Note 13).

(o)  Investment in Huatai Securities Co, Ltd. (“Huatai Securities”)

Huatai Securities, a company that is listed on both the Shanghai Stock Exchange and the HKSE, is a leading integrated securities group in the PRC. In July 2018, the Company acquired an approximately 3% interest in Huatai Securities for a cash consideration of RMB3.5 billion. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 11).

(p)  Investment in ZTO Express (Cayman) Inc. (“ZTO Express”)

ZTO Express, a company that is listed on the NYSE, is one of the leading express delivery services companies in the PRC. In June 2018, the Company completed an investment in newly issued ordinary shares of ZTO Express for a cash consideration of US$1,100 million (RMB7,114 million), representing an approximately 8% equity interest in ZTO Express. The Offshore Retail Fund (Note 4(n)) is also an investor in this transaction. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 11).

(q)   Investment in Huitongda Network Co., Ltd. (“Huitongda”)

Huitongda operates a rural online services platform in the PRC. In April 2018, the Company completed an investment in existing and newly issued shares of Huitongda for a cash consideration of RMB4,500 million, representing a 20% equity interest in Huitongda. The equity interest in Huitongda held by the Company is not considered in-substance common stock given that the equity interest contains certain terms such as liquidation preference over ordinary shares. As a result, the investment is accounted for using the measurement alternative (Note 11).

(r)   Investment in Shiji Retail Information Technology Co., Ltd. (“Shiji Retail”)

Shiji Retail is engaged in the provision of retail information system solutions. In April 2018, the Company acquired a 38% equity interest in Shiji Retail for a cash consideration of US$486 million (RMB3,062 million). The equity interest in Shiji Retail held by the Company is not considered in-substance common stock given that the equity interest contains certain terms such as liquidation preference over ordinary shares. As a result, the investment is accounted for using the measurement alternative (Note 11).

(s)  Investment in Wanda Film Holding Co., Ltd. (“Wanda Film”)

Wanda Film, a company that is listed on the Shenzhen Stock Exchange, is principally engaged in the investment and management of cinemas and film distribution businesses. In March 2018, the Company completed an investment in existing ordinary shares of Wanda Film for a cash consideration of RMB4,676 million, representing an approximately 8% equity interest in Wanda Film. The investment was accounted for under the cost method (Note 13) given that a readily determinable fair value was not available due to the suspension of trading of its shares for an extended period as of March 31, 2018. In November 2018, the trading of the shares of Wanda Film resumed and as a result, the Company began to carry the investment at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 11).

(t)  Investment in Beijing Easyhome Furnishing Chain Group Co., Ltd. (“Easyhome”)

Easyhome is one of the largest home improvement supplies and furniture chains in the PRC. In March 2018, the Company completed an investment in Easyhome for a cash consideration of RMB3,635 million, representing a 10% equity interest in Easyhome. Yunfeng and the Onshore Retail Fund (Note 4(n)) are also investors in this transaction. Such investment was accounted for under the cost method (Note 13) for the year ended March 31, 2018. Upon the adoption of ASU 2016-01, such investment is accounted for using the measurement alternative (Note 11).

(u)  Investment in Sun Art Retail Group Limited (“Sun Art”)

Sun Art, a company that is listed on the HKSE, is a leading hypermarket operator in the PRC. In December 2017, the Company completed investments in existing ordinary shares of Sun Art and existing ordinary shares of A-RT Retail Holdings Limited, a limited liability company incorporated in Hong Kong that holds an approximately 51% equity interest in Sun Art, for an aggregate consideration of HK$19,303 million (RMB16,264 million). In January 2018, the Company acquired additional ordinary shares of Sun Art from public shareholders through a mandatory general offer as required under Hong Kong regulations, for a cash consideration of HK$2 million (RMB2 million). After the completion of these transactions, the Company’s effective equity interest in Sun Art was approximately 31%, which is comprised of the direct equity interest of 21% and the indirect equity interest through its shareholding in A-RT Retail Holdings Limited. The Offshore Retail Fund (Note 4(n)) is also an investor in this transaction.

The investment in Sun Art is accounted for under the equity method (Note 13). Out of the total cash consideration, RMB2,499 million was allocated to amortizable intangible assets, RMB2,953 million was allocated to goodwill, RMB2,187 million was allocated to deferred tax liabilities and RMB12,999 million was allocated to net assets acquired.

(v) Investment in China United Network Communications Ltd. (“China Unicom”)

China Unicom, a company that is listed on the Shanghai Stock Exchange, is a major telecommunications company in the PRC. In October 2017, the Company completed an investment in newly issued ordinary shares of China Unicom for a cash consideration of RMB4,325 million, representing an approximately 2% equity interest in China Unicom. The investment was accounted for as an available-for-sale security (Note 11) for the year ended March 31, 2018. Upon the adoption of ASU 2016-01, the investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 11).

(w) Investment in BEST Inc. (formerly known as Best Logistics Technologies Limited) (“Best Logistics”)

Best Logistics is a provider of comprehensive supply-chain solutions and services. In September 2017, in connection with the completion of Best Logistics’ initial public offering on the NYSE, all preferred shares of Best Logistics held by the Company were automatically converted into ordinary shares of Best Logistics. Concurrently, the Company acquired additional equity interests in Best Logistics for a cash consideration of US$100 million (RMB657 million), after which the equity interests in Best Logistics held by the Company increased to approximately 23%. Upon the completion of the share conversion, the original investment with a carrying value of US$256 million (RMB1,679 million) was reclassified from a cost method investment to an equity method investment (Note 13). Out of the total purchase price, which included the cash consideration and the carrying amount of the previously held interests in Best Logistics, RMB1,072 million was allocated to amortizable intangible assets, RMB443 million was allocated to goodwill, RMB214 million was allocated to deferred tax liabilities and RMB1,035 million was allocated to net assets acquired.

Cainiao Network (Note 4(f)) is also an existing shareholder of Best Logistics with an approximately 5% equity interest. Upon the consolidation of Cainiao Network in October 2017, the Company began to account for Cainiao Network’s investment in Best Logistics under the equity method (Note 13), and the fair value of this investment at the time amounting to US$215 million (RMB1,420 million) was recognized as the new investment cost. Out of this amount, RMB652 million was allocated to amortizable intangible assets, RMB270 million was allocated to goodwill, RMB131 million was allocated to deferred tax liabilities and RMB629 million was allocated to net assets acquired.

After the completion of these transactions, the Company’s equity interest in Best Logistics was approximately 28%.

(x) Investment in Xiaoju Kuaizhi Inc. (“Didi Chuxing”)

Didi Chuxing is a leading transportation network company that provides vehicles and taxis for hire in the PRC via smartphone applications. During the years ended March 31, 2017 and 2018, the Company completed additional investments in preferred shares of Didi Chuxing for a total cash consideration of US$400 million (RMB2,652 million). In September 2017, the Company completed a partial disposal of its investment in Didi Chuxing to SoftBank for a cash consideration of US$639 million (RMB4,198 million), and a disposal gain of RMB2,096 million was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. Upon the completion of the partial disposal and subsequent additional investments by SoftBank and other investors, the Company’s equity interest in Didi Chuxing was approximately 5% on a fully diluted basis. The investment was accounted for under the cost method (Note 13) for the year ended March 31, 2018. Upon the adoption of ASU 2016-01, the investment is accounted for using the measurement alternative (Note 11).

(y) Investment in Suning.com Co., Ltd. (formerly known as Suning Commerce Group Co., Ltd.) (“Suning”)

Suning, a company that is listed on the Shenzhen Stock Exchange, is one of the largest consumer electronics retail chains in the PRC. In May 2016, the Company completed the subscription for newly issued ordinary shares for a cash consideration of RMB28.2 billion, representing a 19.99% equity interest in Suning. The investment is accounted for under the equity method (Note 13).

Concurrent with the Company’s investment in Suning, Suning subscribed for approximately 26.3 million newly issued ordinary shares (before the Share Subdivision as detailed in Note 2(a)) of the Company which represent an approximately 1.1% equity interest in the Company for a cash consideration of US$81.51 per ordinary share (before the Share Subdivision as detailed in Note 2(a)). The Company’s share of Suning’s investment in the Company amounting to US$429 million (RMB2,823 million) was deducted from the investment cost of Suning and recognized as an issuance of treasury shares during the year ended March 31, 2017.

Out of the total purchase consideration, net of the amount related to the treasury shares described above, RMB5,100 million was allocated to amortizable intangible assets, RMB9,113 million was allocated to goodwill, RMB1,582 million was allocated to deferred tax liabilities and RMB12,778 million was allocated to net assets acquired.

During the years ended March 31, 2018 and March 31, 2019, Suning completed disposal of its equity interest in the Company. Accordingly, RMB590 million and RMB2,233 million was added back to the investment cost of Suning during the years ended March 31, 2018 and 2019, respectively, and the recognition of the corresponding treasury shares was reversed.

Equity transactions and acquisitions that were not completed as of March 31, 2019

(z) Investment in Red Star Macalline Group Corporation Limited (“Red Star”)

Red Star, a company that is listed on both the HKSE and Shanghai Stock Exchange, is a leading home improvement and furnishings shopping mall operator in the PRC. In May 2019, the Company completed the subscription of exchangeable bonds issued by the controlling shareholder of Red Star for a cash consideration of RMB4,359 million. The exchangeable bonds have a term of five years and are exchangeable into ordinary shares of Red Star at an initial price of RMB12.28 per share. In addition, the Company acquired an approximately 2% equity interest in Red Star for a total consideration of HK$447 million. The Offshore Retail Fund (Note 4(n)) is also an investor in this transaction.

(aa) Investment in China TransInfo Technology Co., Ltd. (“China TransInfo”)

China TransInfo, a company that is listed on the Shenzhen Stock Exchange, is a PRC-based smart city infrastructure and service provider, including intelligent transportation operation services. In May 2019, the Company agreed to acquire a 15% equity interest in China TransInfo for a cash consideration of RMB3,595 million. The completion of the transaction is subject to customary closing conditions.